                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2008

           Check here if Amendment [ X ]; Amendment Number:    1
                                                           ----------

                        This Amendment (Check only one.):

                               X is a restatement.

                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RR Advisors, LLC
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Address:  200 Crescent Court, Suite 1060
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          Dallas, Texas  75201
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Form 13F File Number: 28-11321
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
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Title:   Member
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Phone:   (214) 871-8680
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Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
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(Signature)

Dallas, Texas
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City, State)

November 14, 2008
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(Date)

Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

  0
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Form 13F Information Table Entry Total:

  38
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Form 13F Information Table Value Total:

$559,219  (thousands)
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List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None
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                           FORM 13F INFORMATION TABLE

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
            COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- --------------- --------- ---------- ------------------ ---------- -------- -----------------------
                                                                                                                VOTING AUTHORITY
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -----------------------
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (X $1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- --------------- --------- ---------- --------- --- ---- ---------- -------- ---------- ------ -----
Arena Resources, Inc.                  COM       040049108      2,113    40,000  SH         SOLE                 40,000
Apache Corp                            COM       037411105      3,475    25,000  SH         SOLE                 25,000
Contango Oil & Gas Co New              COM       21075N204     15,161   163,157  SH         SOLE                163,157
Chesapeake Energy Corp                 COM       165167107      3,298    50,000  SH         SOLE                 50,000
Copano Energy LLC                   COM UNITS    217202100     92,803 2,749,722  SH         SOLE              2,749,722
Crosstex Energy, Inc.                  COM       22765Y104      7,779   224,433  SH         SOLE                224,433
Crosstex Energy LP                     COM       22765U102     27,240   949,783  SH         SOLE                949,783
DCP Midstream Partners LP         COM UT LTD PTN 23311P100     13,633   466,100  SH         SOLE                466,100
Eagle Rock Energy Partners LP          UNIT      26985R104     45,219 2,764,024  SH         SOLE              2,764,024
El Paso Pipeline Partners LP       COM UNIT LPI  283702108        333    16,100  SH         SOLE                 16,100
Energy Transfer Equity LP         COM UT LTD PTN 29273V100     19,344   667,256  SH         SOLE                667,256
Energy Transfer Partners LP       UNIT LTD PARTN 29273R109     25,478   586,100  SH         SOLE                586,100
Genesis Energy LP                 UNIT LTD PARTN 371927104      7,718   418,300  SH         SOLE                418,300
Hiland Holdgs GP LP                UNIT LP INT   43129M107      3,124   115,814  SH         SOLE                115,814
Holly Energy Partners LP          COM UT LTD PTN 435763107      4,193   107,500  SH         SOLE                107,500
Kinder Morgan Energy Partners LP  UT LTD PARTNER 494550106        407     7,300  SH         SOLE                  7,300
K-Sea Transn Partners LP               COM       48268Y101      7,149   225,020  SH         SOLE                225,020
Legacy Reserves LP                 UNIT LP INT   524707304     12,102   487,804  SH         SOLE                487,804
Linn Energy LLC                   UNIT LTD LIAB  536020100     49,970 2,010,870  SH         SOLE              2,010,870
Magellan Midstream Partners LP    COM UNIT RP LP 559080106        356    10,000  SH         SOLE                 10,000
Markwest Energy Partners LP       UNIT LTD PARTN 570759100      3,665   102,825  SH         SOLE                102,825
National Oilwell Varco Inc.            COM       637071101      4,436    50,000  SH         SOLE                 50,000
Nustar Energy LP                     UNIT COM    67058H102        924    19,500  SH         SOLE                 19,500
Parallel Petroleum Corp                COM       699157103      1,416    70,340  SH         SOLE                 70,340
Parallel Petroleum Corp                COM       699157953      2,778   138,000  SH  Put    SOLE                138,000
Petrohawk Energy Corporation           COM       716495106      9,262   200,000  SH         SOLE                200,000
Petrohawk Energy Corporation           COM       716495956      4,631   100,000  SH  Put    SOLE                100,000
Plains All American Pipeline LP   UNIT LTD PARTN 726503105     86,119 1,909,079  SH         SOLE              1,909,079
Proshares TR                      ULTRASHRT O&G  74347R586      2,671   100,000  SH         SOLE                100,000
Regency Energy Partners, LP        COM UNITS LP  75885Y107     36,892 1,517,550  SH         SOLE              1,517,550
Sandridge Energy, Inc                  COM       80007P307     22,582   349,671  SH         SOLE                349,671
Sandridge Energy, Inc                  COM       80007P957      5,489    85,000  SH  Put    SOLE                 85,000
Semgroup Energy Partners LP        COM UNIT LP   81662W108        575    22,700  SH         SOLE                 22,700
Spectra Energy Partners LP             COM       84756N109      4,718   204,700  SH         SOLE                204,700
Star Gas Partners LP             UNIT LTD PARTNR 85512C105      3,535 1,267,126  SH         SOLE              1,267,126
Western Gas Partners LP           COM UNIT LP IN 958254104      6,740   400,000  SH         SOLE                400,000
Williams Partners LP               COM UNIT LP   96950F104     17,780   541,242  SH         SOLE                541,242
XTO Energy Inc.                        COM       98385X106      4,111    60,000  SH         SOLE                 60,000
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